Related Party Balance and Transactions - Schedule of Transactions with Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with related parties
Other income shared with related parties		¥ 100	¥ 1,469
Transactions with related parties, total		386	6,466
Self Commitment And Non Group Collaborative Agreements [Member]
Transactions with related parties
Base commission income and Sales incentive income		286	4,997
Self Commitment And Non Group Collaborative Agreements [Member] | Ningbo Meishan Bonded Port Area Jiufeng Investment Partnership (“Jiufeng”) [Member]
Transactions with related parties
Base commission income and Sales incentive income			31
Self Commitment And Non Group Collaborative Agreements [Member] | Jiuzhen
Transactions with related parties
Base commission income and Sales incentive income			4,022
Self Commitment And Non Group Collaborative Agreements [Member] | Shanghai Chongkai Enterprise Management (LLP) (“Chongkai”) [Member]
Transactions with related parties
Base commission income and Sales incentive income			69
Self Commitment And Non Group Collaborative Agreements [Member] | Muju [Member]
Transactions with related parties
Base commission income and Sales incentive income		286	875
Self Commitment And Non Group Collaborative Agreements [Member] | Chenji Zhaozhao [Member]
Transactions with related parties
Other income shared with related parties		100	184
Self Commitment And Non Group Collaborative Agreements [Member] | Tinghaozhu Space [Member]
Transactions with related parties
Other income shared with related parties			¥ 1,285